Vessels, Port Terminals and Other Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2013
Vessels
Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2010	$ 1,548,383	$ (127,082)	$ 1,421,301
Additions	133,874	(63,203)	70,671
Disposals	(81,454)	4,707	(76,747)
Balance December 31, 2011	1,600,803	(185,578)	1,415,225
Additions	102,306	(63,737)	38,569
Disposals	(71,209)	4,141	(67,068)
Balance December 31, 2012	1,631,900	(245,174)	1,386,726
Additions	85,727	(63,287)	22,440
Balance December 31, 2013	$ 1,717,627	$ (308,461)	$ 1,409,166

Port Terminals

Port Terminals (Navios Logistics)	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2010	$ 65,258	$ (9,031)	$ 56,227
Additions	9,230	(2,538)	6,692
Disposals	(152)	103	(49)
Balance December 31, 2011	74,336	(11,466)	62,870
Additions	11,904	(2,785)	9,119
Balance December 31, 2012	86,240	(14,251)	71,989
Additions	16,812	(2,853)	13,959
Write-off	(22)	22	—
Balance December 31, 2013	$ 103,030	$ (17,082)	$ 85,948

Tanker vessels, barges and push boats

Tanker vessels, barges and push boats (Navios Logistics)	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2010	$ 278,837	$ (42,637)	$ 236,200
Additions	62,153	(15,378)	46,775
Balance December 31, 2011	340,990	(58,015)	282,975
Additions	20,008	(19,383)	625
Restructure of capital lease	(4,590)	—	(4,590)
Balance December 31, 2012	356,408	(77,398)	279,010
Additions	40,586	(16,384)	24,202
Transfers	3,030	—	3,030
Balance December 31, 2013	$ 400,024	$ (93,782)	$ 306,242

Tanker Vessels

Tanker vessels (Navios Acquisition)	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2010	$ 538,751	$ (9,092)	$ 529,659
Additions	31,774	(7,198)	24,576
Navios Acquisition deconsolidation	(570,525)	16,290	(554,235)
Balance December 31, 2011	$ —	$ —	$ —

Other fixed assets

Other fixed assets	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2010	$ 8,767	$ (2,477)	$ 6,290
Additions	1,331	(745)	586
Balance December 31, 2011	10,098	(3,222)	6,876
Additions	2,832	(903)	1,929
Disposals	(37)	—	(37)
Balance December 31, 2012	12,893	(4,125)	8,768
Additions	2,836	(1,048)	1,788
Transfers	(3,030)	—	(3,030)
Balance December 31, 2013	$ 12,699	$ (5,173)	$ 7,526

Total

Total	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2010	$ 2,439,996	$ (190,319)	$ 2,249,677
Additions	238,362	(89,062)	149,300
Disposals	(81,606)	4,810	(76,796)
Navios Acquisition deconsolidation	(570,525)	16,290	(554,235)
Balance December 31, 2011	2,026,227	(258,281)	1,767,946
Additions	137,050	(86,808)	50,242
Disposals	(71,246)	4,141	(67,105)
Restructure of capital lease	(4,590)	—	(4,590)
Balance December 31, 2012	2,087,441	(340,948)	1,746,493
Additions	145,962	(83,572)	62,390
Write-off	(22)	22	—
Balance December 31, 2013	2,233,381	(424,498)	1,808,883